Organization and Principal Activities - Results of Operations and Cash Flows of VIEs and its Subsidiaries taken as Whole (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Revenue	¥ 4,647,513	$ 667,573	¥ 2,561,229	¥ 873,219
Net income	292,170	41,968	65,358	93,240
Net cash provided by operating activities	245,484	35,260	222,269	123,906
Net cash used in investing activities	(268,956)	(38,634)	(151,821)	(1,234)
Net cash (used in) provided by financing activities	48,542	$ 6,973	604,975	2,671
VIEs
Variable Interest Entity [Line Items]
Revenue	4,647,513		2,561,229	873,083
Net income	285,221		70,232	92,159
Net cash provided by operating activities	240,823		209,690	123,182
Net cash used in investing activities	(97,702)		(183,262)	¥ (1,234)
Net cash (used in) provided by financing activities	¥ 95,933		¥ (37,731)